Shareholder Fees	May 24, 2021
First Trust S-Network Healthcare Technology ETF | First Trust S-Network Healthcare Technology ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none